Allowance for Losses on Loans - Loans Collectively and Individually Evaluated for Impairment (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013		Sep. 30, 2012		Sep. 30, 2011
Financing Receivable, Allowance for Credit Losses [Line Items]
General/Specific Reserve Allocation	$ 116,741		$ 133,147		$ 157,160
Gross Loans Subject to General/Specific Reserve	7,990,545		7,866,336
Single-family residential
Financing Receivable, Allowance for Credit Losses [Line Items]
General/Specific Reserve Allocation	64,184		81,815		83,307
Gross Loans Subject to General/Specific Reserve	5,373,950		5,779,264
Construction - speculative
Financing Receivable, Allowance for Credit Losses [Line Items]
General/Specific Reserve Allocation	8,407		12,060		13,828
Gross Loans Subject to General/Specific Reserve	130,778		131,526
Construction - custom
Financing Receivable, Allowance for Credit Losses [Line Items]
General/Specific Reserve Allocation	882		347		623
Gross Loans Subject to General/Specific Reserve	302,722		211,690
Land - acquisition & development
Financing Receivable, Allowance for Credit Losses [Line Items]
General/Specific Reserve Allocation	9,165		15,598		32,719
Gross Loans Subject to General/Specific Reserve	81,660		128,379
Land - consumer lot loans
Financing Receivable, Allowance for Credit Losses [Line Items]
General/Specific Reserve Allocation	3,552		4,937		5,520
Gross Loans Subject to General/Specific Reserve	124,984		141,844
Multi-family
Financing Receivable, Allowance for Credit Losses [Line Items]
General/Specific Reserve Allocation	3,816		5,280		7,623
Gross Loans Subject to General/Specific Reserve	835,598		710,741
Commercial real estate
Financing Receivable, Allowance for Credit Losses [Line Items]
General/Specific Reserve Allocation	5,595		1,956		4,331
Gross Loans Subject to General/Specific Reserve	625,293		406,364
Commercial & industrial
Financing Receivable, Allowance for Credit Losses [Line Items]
General/Specific Reserve Allocation	16,614		7,626		5,099
Gross Loans Subject to General/Specific Reserve	326,450		166,115
HELOC
Financing Receivable, Allowance for Credit Losses [Line Items]
General/Specific Reserve Allocation	1,002		965		1,139
Gross Loans Subject to General/Specific Reserve	133,631		126,942
Consumer
Financing Receivable, Allowance for Credit Losses [Line Items]
General/Specific Reserve Allocation	3,524		2,563		2,971
Gross Loans Subject to General/Specific Reserve	55,479		63,471
Loans Collectively Evaluated for Impairment
Financing Receivable, Allowance for Credit Losses [Line Items]
General/Specific Reserve Allocation	113,268		117,164
Gross Loans Subject to General/Specific Reserve	7,495,504	[1]	7,520,864	[1]
Ratio	1.50%		1.60%
Loans Collectively Evaluated for Impairment | Single-family residential
Financing Receivable, Allowance for Credit Losses [Line Items]
General/Specific Reserve Allocation	64,184		81,737
Gross Loans Subject to General/Specific Reserve	5,262,159	[1]	5,694,337	[1]
Ratio	1.20%		1.40%
Loans Collectively Evaluated for Impairment | Construction - speculative
Financing Receivable, Allowance for Credit Losses [Line Items]
General/Specific Reserve Allocation	7,307		9,079
Gross Loans Subject to General/Specific Reserve	115,554	[1]	104,312	[1]
Ratio	6.30%		8.70%
Loans Collectively Evaluated for Impairment | Construction - custom
Financing Receivable, Allowance for Credit Losses [Line Items]
General/Specific Reserve Allocation	882		347
Gross Loans Subject to General/Specific Reserve	302,722	[1]	211,690	[1]
Ratio	0.30%		0.20%
Loans Collectively Evaluated for Impairment | Land - acquisition & development
Financing Receivable, Allowance for Credit Losses [Line Items]
General/Specific Reserve Allocation	6,943		6,697
Gross Loans Subject to General/Specific Reserve	67,521	[1]	47,294	[1]
Ratio	10.30%		14.20%
Loans Collectively Evaluated for Impairment | Land - consumer lot loans
Financing Receivable, Allowance for Credit Losses [Line Items]
General/Specific Reserve Allocation	3,506		4,176
Gross Loans Subject to General/Specific Reserve	107,216	[1]	138,666	[1]
Ratio	3.30%		3.00%
Loans Collectively Evaluated for Impairment | Multi-family
Financing Receivable, Allowance for Credit Losses [Line Items]
General/Specific Reserve Allocation	3,711		2,818
Gross Loans Subject to General/Specific Reserve	824,279	[1]	694,140	[1]
Ratio	0.50%		0.40%
Loans Collectively Evaluated for Impairment | Commercial real estate
Financing Receivable, Allowance for Credit Losses [Line Items]
General/Specific Reserve Allocation	5,595		1,158
Gross Loans Subject to General/Specific Reserve	400,789	[1]	292,550	[1]
Ratio	1.40%		0.40%
Loans Collectively Evaluated for Impairment | Commercial & industrial
Financing Receivable, Allowance for Credit Losses [Line Items]
General/Specific Reserve Allocation	16,614		7,624
Gross Loans Subject to General/Specific Reserve	256,954	[1]	161,689	[1]
Ratio	6.50%		4.70%
Loans Collectively Evaluated for Impairment | HELOC
Financing Receivable, Allowance for Credit Losses [Line Items]
General/Specific Reserve Allocation	1,002		965
Gross Loans Subject to General/Specific Reserve	111,169	[1]	112,812	[1]
Ratio	0.90%		0.90%
Loans Collectively Evaluated for Impairment | Consumer
Financing Receivable, Allowance for Credit Losses [Line Items]
General/Specific Reserve Allocation	3,524		2,563
Gross Loans Subject to General/Specific Reserve	47,141	[1]	63,374	[1]
Ratio	7.50%		4.00%
Loans Individually Evaluated for Impairment
Financing Receivable, Allowance for Credit Losses [Line Items]
General/Specific Reserve Allocation	3,473		15,983
Gross Loans Subject to General/Specific Reserve	159,564	[1]	234,354	[1]
Ratio	2.20%		6.80%
Loans Individually Evaluated for Impairment | Single-family residential
Financing Receivable, Allowance for Credit Losses [Line Items]
General/Specific Reserve Allocation	0		78
Gross Loans Subject to General/Specific Reserve	96,989	[1]	84,584	[1]
Ratio	0.00%		0.10%
Loans Individually Evaluated for Impairment | Construction - speculative
Financing Receivable, Allowance for Credit Losses [Line Items]
General/Specific Reserve Allocation	1,100		2,981
Gross Loans Subject to General/Specific Reserve	15,224	[1]	25,325	[1]
Ratio	7.20%		11.80%
Loans Individually Evaluated for Impairment | Construction - custom
Financing Receivable, Allowance for Credit Losses [Line Items]
General/Specific Reserve Allocation	0		0
Gross Loans Subject to General/Specific Reserve	0	[1]	0	[1]
Ratio	0.00%		0.00%
Loans Individually Evaluated for Impairment | Land - acquisition & development
Financing Receivable, Allowance for Credit Losses [Line Items]
General/Specific Reserve Allocation	2,222		8,901
Gross Loans Subject to General/Specific Reserve	10,254	[1]	77,383	[1]
Ratio	21.70%		11.50%
Loans Individually Evaluated for Impairment | Land - consumer lot loans
Financing Receivable, Allowance for Credit Losses [Line Items]
General/Specific Reserve Allocation	46		761
Gross Loans Subject to General/Specific Reserve	14,455	[1]	3,178	[1]
Ratio	0.30%		23.90%
Loans Individually Evaluated for Impairment | Multi-family
Financing Receivable, Allowance for Credit Losses [Line Items]
General/Specific Reserve Allocation	105		2,462
Gross Loans Subject to General/Specific Reserve	7,405	[1]	16,000	[1]
Ratio	1.40%		15.40%
Loans Individually Evaluated for Impairment | Commercial real estate
Financing Receivable, Allowance for Credit Losses [Line Items]
General/Specific Reserve Allocation	0		798
Gross Loans Subject to General/Specific Reserve	14,172	[1]	26,660	[1]
Ratio	0.00%		3.00%
Loans Individually Evaluated for Impairment | Commercial & industrial
Financing Receivable, Allowance for Credit Losses [Line Items]
General/Specific Reserve Allocation	0		2
Gross Loans Subject to General/Specific Reserve	48	[1]	1,134	[1]
Ratio	0.00%		0.20%
Loans Individually Evaluated for Impairment | HELOC
Financing Receivable, Allowance for Credit Losses [Line Items]
General/Specific Reserve Allocation	0		0
Gross Loans Subject to General/Specific Reserve	1,017	[1]	90	[1]
Ratio	0.00%		0.00%
Loans Individually Evaluated for Impairment | Consumer
Financing Receivable, Allowance for Credit Losses [Line Items]
General/Specific Reserve Allocation	0		0
Gross Loans Subject to General/Specific Reserve	$ 0	[1]	$ 0	[1]
Ratio	0.00%		0.00%

[1]	Excludes acquired loans with discounts sufficient to absorb potential losses and covered loans